Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 9,311,537	$ 1,203,160
Short-term investments	8,837,445	4,290,348
Accounts receivable, net	2,118,738	3,271,218
Accounts receivable - related party, net		399,465
Advances to suppliers, net	338,166	481,769
Inventories, net	219,505	430,670
Loans receivable	3,608,289	1,013,157
Prepaid expenses and other current assets	352,919	94,925
Total current assets	24,786,599	11,184,712
Non-current assets
Non-current accounts receivable	4,597,214	4,209,546
Non-current advance to a third party	410,509	421,679
Non-current loan receivable	4,227,079	4,342,100
Property, equipment and software, net	403,330	122,967
Deferred offering cost		917,446
Operating lease right-of-use assets	3,309	6,641
Long-term investments	1,000,000
Total non-current assets	10,641,441	10,020,379
Total Assets	35,428,040	21,205,091
Current liabilities
Accounts payable	532,130	696,734
Advances from customers	4,616
Loan payable	493,159	506,578
Deferred revenue	166,760	977,054
Taxes payable	1,917,647	1,671,322
Due to related parties		598
Accrued expenses and other current liabilities	255,131	348,167
Operating lease liabilities	3,309	3,242
Total current liabilities	3,372,752	4,203,695
Non-current Liabilities
Loan payable, non-current	2,113,539	2,171,050
Deferred income tax liabilities, non-current	1,604,163	1,300,421
Operating lease liabilities, non-current		3,399
Total non-current liabilities	3,717,702	3,474,870
Total Liabilities	7,090,454	7,678,565
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	11,387,748	10,340,107
Accumulated other comprehensive loss	(609,367)	(279,251)
Total Shareholders’ Equity	28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity	$ 35,428,040	$ 21,205,091